Subsequent Events (Details Narrative) - USD ($)	Aug. 13, 2025	Apr. 17, 2025	Apr. 15, 2025
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Other borrowings	$ 29,158	$ 214,783	$ 261,293